Liabilities for Employee Benefits, Net - Schedule of Changes in the Present Value of Defined Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Present Value of Defined Benefit Liabilities [Member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Balance at beginning of year	$ 260	$ 234
Current service cost	6	7
Interest cost	15	12
Benefits paid
Expenses in respect of exchange rate differences	42	(1)
Net actuarial gain (loss)	28	8
Balance at end of year	351	260
Plan Assets [Member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Balance at beginning of year	225	204
Actual return on plan assets	21	25
Expected return on plan assets	13	11
Employer contributions	7
Benefits paid
Income from exchange rate differences	34	(1)
Net actuarial gain (loss)	8	11
Balance at end of year	$ 287	$ 225